Financial assets and liabilities - Summary of Receivables from and Payables to Related Parties (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of receivables and payables [line items]
Receivables from related parties, current	R$ 199,549	R$ 197,063
Receivables from related parties, non-current	20,348	202,826
Related parties receivables	219,897	399,889
Total current liabilities	320,916	416,410
Related party payables	1,166	1,078
Amounts payable, related party transactions	322,082	417,488
Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities	320,916	416,410
Non-Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Related party payables	1,166	1,078
Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	199,549	197,063
Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	20,348	202,826
Commercial operations [member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities	208,805	358,856
Commercial operations [member] | Non-Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Related party payables	88
Commercial operations [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	149,915	150,185
Commercial operations [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	8,333	21,438
Commercial operations [member] | Raízen S.A. and its subsidiaries [Member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities	164,788	303,656
Commercial operations [member] | Raízen S.A. and its subsidiaries [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	70,001	72,518
Commercial operations [member] | CLI SUL SA [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	14,431	19,458
Commercial operations [member] | Termag MaritimoTerminal De Guaruja SA [Member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities	95	8,149
Commercial operations [member] | Termag MaritimoTerminal De Guaruja SA [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	14,286	14,286
Commercial operations [member] | Termag MaritimoTerminal De Guaruja SA [Member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	8,333	21,438
Commercial operations [member] | Association for the Management of the Internal Railway of the Port [Member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities	43,607	45,119
Commercial operations [member] | Association for the Management of the Internal Railway of the Port [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	49,397	36,985
Commercial operations [member] | Radar Gestão de Investimentos S.A. [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	1,299	565
Commercial operations [member] | Others [member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities	315	1,932
Commercial operations [member] | Others [member] | Non-Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Related party payables	88
Commercial operations [member] | Others [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	501	6,373
Financial operations [member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities	112,111	57,554
Financial operations [member] | Non-Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Related party payables	1,078	1,078
Financial operations [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	49,634	46,878
Financial operations [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	12,015	181,388
Financial operations [member] | Raízen S.A. and its subsidiaries [Member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities	111,548	57,554
Financial operations [member] | Raízen S.A. and its subsidiaries [Member] | Non-Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Related party payables	1,078	1,078
Financial operations [member] | Raízen S.A. and its subsidiaries [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	49,634	45,173
Financial operations [member] | Raízen S.A. and its subsidiaries [Member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		26,920
Financial operations [member] | CLI SUL SA [Member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	12,000
Financial operations [member] | Ligga S.A. [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		154,468
Financial operations [member] | Others [member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities	563
Financial operations [member] | Others [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		1,705
Financial operations [member] | Others [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	R$ 15